Intangible assets - Summary of Changes in Intangible Assets and Goodwill (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	₨ 39,724		₨ 36,410
Charge for the year	1,464	$ 18	1,305	₨ 1,166
Intangible assets and goodwill	38,595	470	39,724	36,410
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	44,654		40,014	38,393
Additions during the year	377		124	350
Acquisition of subsidiaries				1,338
Asset acquisition			4,547
Disposal of subsidiaries			(11)
Adjustments during the year	(15)		(11)
Capitalised during the year	(12)		(9)	(67)
Intangible assets and goodwill	45,004		44,654	40,014
Amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	4,930		3,604	2,423
Charge for the year	1,464		1,305	1,166
Disposal of subsidiaries			4
Capitalised during the year	15		25
Amortisation capitalised during the year				15
Intangible assets and goodwill	6,409		4,930	3,604
Computer software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	176		139
Intangible assets and goodwill	372	5	176	139
Computer software | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	355		272	179
Additions during the year	267		89	86
Acquisition of subsidiaries				7
Disposal of subsidiaries			(8)
Adjustments during the year			2
Intangible assets and goodwill	622		355	272
Computer software | Amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	179		132	94
Charge for the year	56		26	23
Disposal of subsidiaries			4
Capitalised during the year	15		25
Amortisation capitalised during the year				15
Intangible assets and goodwill	250		179	132
Customer contracts
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	27,846		24,580
Intangible assets and goodwill	26,438	322	27,846	24,580
Customer contracts | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	32,592		28,048	26,744
Acquisition of subsidiaries				1,304
Asset acquisition			4,547
Disposal of subsidiaries			(3)
Intangible assets and goodwill	32,592		32,592	28,048
Customer contracts | Amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	4,746		3,468	2,326
Charge for the year	1,408		1,278	1,142
Intangible assets and goodwill	6,154		4,746	3,468
Development rights
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	31		32
Intangible assets and goodwill	31	0	31	32
Development rights | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	36		36	36
Intangible assets and goodwill	36		36	36
Development rights | Amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	5		4	3
Charge for the year			1	1
Intangible assets and goodwill	5		5	4
Other intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	7		7
Intangible assets and goodwill	7	0	7	7
Other intangible assets | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	7		7
Acquisition of subsidiaries				7
Intangible assets and goodwill	7		7	7
Other intangible assets | Amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	0
Charge for the year	0		0
Intangible assets and goodwill	0		0
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	11,596		11,596
Intangible assets and goodwill	11,596	141	11,596	11,596
Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	11,596		11,596	11,381
Additions during the year				215
Intangible assets and goodwill	11,596		11,596	11,596
Intangible asset under development
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	68		55
Intangible assets and goodwill	151	$ 2	68	55
Intangible asset under development | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	68		55	53
Additions during the year	110		35	49
Acquisition of subsidiaries				20
Adjustments during the year	(15)		(13)
Capitalised during the year	(12)		(9)	(67)
Intangible assets and goodwill	₨ 151		₨ 68	₨ 55